Report Of The Directors Financial Review Risk Report - Consensus upside and downside scenarios (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consensus upside scenario | – UK | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	1080.00%	1460.00%
Consensus upside scenario | – UK | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	310.00%	350.00%
House prices (annual average growth rate, %)	1300.00%	780.00%
Inflation (annual average growth rate, %)	130.00%	70.00%
Central bank policy rate (annual average, %)	370.00%	310.00%
Consensus upside scenario | – US | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	1430.00%	1360.00%
Consensus upside scenario | – US | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	310.00%	310.00%
House prices (annual average growth rate, %)	2190.00%	390.00%
Inflation (annual average growth rate, %)	140.00%	160.00%
Central bank policy rate (annual average, %)	370.00%	290.00%
Consensus upside scenario | – Hong Kong | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	2180.00%	2330.00%
Consensus upside scenario | – Hong Kong | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	240.00%	300.00%
House prices (annual average growth rate, %)	1790.00%	860.00%
Inflation (annual average growth rate, %)	30.00%	(10.00%)
Central bank policy rate (annual average, %)	410.00%	330.00%
Consensus upside scenario | Mainland China | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	3040.00%	3150.00%
Consensus upside scenario | Mainland China | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	480.00%	470.00%
House prices (annual average growth rate, %)	1970.00%	2630.00%
Inflation (annual average growth rate, %)	60.00%	80.00%
Central bank policy rate (annual average, %)	400.00%	440.00%
Consensus upside scenario | Canada | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	1490.00%	1400.00%
Consensus upside scenario | Canada | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	510.00%	520.00%
House prices (annual average growth rate, %)	2100.00%	1230.00%
Inflation (annual average growth rate, %)	110.00%	100.00%
Central bank policy rate (annual average, %)	320.00%	310.00%
Consensus upside scenario | – France | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	1040.00%	1020.00%
Consensus upside scenario | – France | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	620.00%	650.00%
House prices (annual average growth rate, %)	1960.00%	1700.00%
Inflation (annual average growth rate, %)	150.00%	80.00%
Central bank policy rate (annual average, %)	260.00%	230.00%
Consensus upside scenario | UAE | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	3070.00%	2640.00%
Consensus upside scenario | UAE | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	200.00%	220.00%
House prices (annual average growth rate, %)	3420.00%	3060.00%
Inflation (annual average growth rate, %)	140.00%	150.00%
Central bank policy rate (annual average, %)	370.00%	430.00%
Consensus upside scenario | Mexico | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	1780.00%	1640.00%
Consensus upside scenario | Mexico | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	240.00%	310.00%
House prices (annual average growth rate, %)	3060.00%	3300.00%
Inflation (annual average growth rate, %)	270.00%	320.00%
Central bank policy rate (annual average, %)	780.00%	710.00%
Consensus downside scenario | – UK | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(100.00%)	(300.00%)
Consensus downside scenario | – UK | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	640.00%	580.00%
House prices (annual average growth rate, %)	(1200.00%)	(1500.00%)
Inflation (annual average growth rate, %)	410.00%	1080.00%
Central bank policy rate (annual average, %)	570.00%	510.00%
Consensus downside scenario | – US | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(140.00%)	(400.00%)
Consensus downside scenario | – US | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	560.00%	590.00%
House prices (annual average growth rate, %)	(130.00%)	(1160.00%)
Inflation (annual average growth rate, %)	350.00%	620.00%
Central bank policy rate (annual average, %)	560.00%	520.00%
Consensus downside scenario | – Hong Kong | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(160.00%)	(230.00%)
Consensus downside scenario | – Hong Kong | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	470.00%	520.00%
House prices (annual average growth rate, %)	(960.00%)	(1190.00%)
Inflation (annual average growth rate, %)	380.00%	370.00%
Central bank policy rate (annual average, %)	600.00%	570.00%
Consensus downside scenario | Mainland China | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(150.00%)	(170.00%)
Consensus downside scenario | Mainland China | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	690.00%	590.00%
House prices (annual average growth rate, %)	(710.00%)	(100.00%)
Inflation (annual average growth rate, %)	350.00%	400.00%
Central bank policy rate (annual average, %)	410.00%	520.00%
Consensus downside scenario | Canada | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(170.00%)	(390.00%)
Consensus downside scenario | Canada | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	740.00%	760.00%
House prices (annual average growth rate, %)	(1200.00%)	(2010.00%)
Inflation (annual average growth rate, %)	340.00%	600.00%
Central bank policy rate (annual average, %)	560.00%	560.00%
Consensus downside scenario | – France | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(30.00%)	(90.00%)
Consensus downside scenario | – France | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	850.00%	880.00%
House prices (annual average growth rate, %)	(120.00%)	(70.00%)
Inflation (annual average growth rate, %)	380.00%	720.00%
Central bank policy rate (annual average, %)	420.00%	340.00%
Consensus downside scenario | UAE | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	140.00%	10.00%
Consensus downside scenario | UAE | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	370.00%	410.00%
House prices (annual average growth rate, %)	30.00%	(400.00%)
Inflation (annual average growth rate, %)	300.00%	450.00%
Central bank policy rate (annual average, %)	570.00%	660.00%
Consensus downside scenario | Mexico | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(30.00%)	(280.00%)
Consensus downside scenario | Mexico | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	350.00%	440.00%
House prices (annual average growth rate, %)	120.00%	120.00%
Inflation (annual average growth rate, %)	650.00%	790.00%
Central bank policy rate (annual average, %)	1200.00%	1210.00%
Downside 2 scenario | – UK | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(880.00%)	(750.00%)
Downside 2 scenario | – UK | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	840.00%	870.00%
House prices (annual average growth rate, %)	(3020.00%)	(3290.00%)
Inflation (annual average growth rate, %)	1010.00%	1350.00%
Central bank policy rate (annual average, %)	600.00%	560.00%
Downside 2 scenario | – US | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(460.00%)	(520.00%)
Downside 2 scenario | – US | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	930.00%	950.00%
House prices (annual average growth rate, %)	(1470.00%)	(2160.00%)
Inflation (annual average growth rate, %)	480.00%	630.00%
Central bank policy rate (annual average, %)	610.00%	550.00%
Downside 2 scenario | – Hong Kong | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(820.00%)	(1010.00%)
Downside 2 scenario | – Hong Kong | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	640.00%	580.00%
House prices (annual average growth rate, %)	(3280.00%)	(2660.00%)
Inflation (annual average growth rate, %)	410.00%	430.00%
Central bank policy rate (annual average, %)	640.00%	590.00%
Downside 2 scenario | Mainland China | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(640.00%)	(690.00%)
Downside 2 scenario | Mainland China | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	700.00%	680.00%
House prices (annual average growth rate, %)	(2550.00%)	(2320.00%)
Inflation (annual average growth rate, %)	410.00%	460.00%
Central bank policy rate (annual average, %)	480.00%	510.00%
Downside 2 scenario | Canada | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(480.00%)	(710.00%)
Downside 2 scenario | Canada | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	1190.00%	1160.00%
House prices (annual average growth rate, %)	(4270.00%)	(4120.00%)
Inflation (annual average growth rate, %)	540.00%	650.00%
Central bank policy rate (annual average, %)	580.00%	610.00%
Downside 2 scenario | – France | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(660.00%)	(740.00%)
Downside 2 scenario | – France | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	1020.00%	1030.00%
House prices (annual average growth rate, %)	(1450.00%)	(1140.00%)
Inflation (annual average growth rate, %)	860.00%	1040.00%
Central bank policy rate (annual average, %)	520.00%	410.00%
Downside 2 scenario | UAE | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(490.00%)	(430.00%)
Downside 2 scenario | UAE | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	430.00%	460.00%
House prices (annual average growth rate, %)	(290.00%)	(480.00%)
Inflation (annual average growth rate, %)	350.00%	480.00%
Central bank policy rate (annual average, %)	610.00%	680.00%
Downside 2 scenario | Mexico | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	(810.00%)	(820.00%)
Downside 2 scenario | Mexico | Due over 1 year but not more than 2 years
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Unemployment rate (%)	490.00%	560.00%
House prices (annual average growth rate, %)	120.00%	110.00%
Inflation (annual average growth rate, %)	700.00%	790.00%
Central bank policy rate (annual average, %)	1270.00%	1230.00%